Convertible Preferred Stock and Stockholders’ Equity (Details) - Schedule of Common Stock Reserved for Future Issuance - shares	Sep. 30, 2024	Feb. 05, 2024
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Shares issuable upon exercise of pre-funded warrants	6,202,207
Outstanding and issued stock options	1,287,760
Outstanding and issued employee warrants	3,054,358
Shares issuable on conversion of Company Series A Preferred Stock [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Shares issuable on conversion of Company preferred stock	2,439,000
Shares issuable on conversion of Company Series B Preferred Stock [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Shares issuable on conversion of Company preferred stock	11,428,149
2024 Stock Incentive Plan [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Shares available for grant	4,526,324
2024 Employee Stock Purchase Plan [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Shares available for grant	463,489
Total shares of common stock reserved	29,401,287